GOLDMAN SACHS TRUST

Goldman Sachs Domestic Equity Funds

Class A, B and C Shares of
Goldman Sachs Balanced Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs Growth Opportunities Fund
Goldman Sachs Small/ Mid Cap Growth Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Growth and Income Fund
Supplement dated June 12, 2007 to the
Prospectus dated December 29, 2006

Goldman Sachs Structured Equity Funds

Class A, B and C Shares of
Goldman Sachs Structured Small Cap Equity Fund
Goldman Sachs Structured Large Cap Growth Fund
Goldman Sachs Structured Large Cap Value Fund
Goldman Sachs Structured U.S. Equity Fund
Goldman Sachs Structured International Equity Fund
Supplement dated June 12, 2007 to the
Prospectus dated December 29, 2006

Goldman Sachs International Equity Funds

Class A, B and C Shares of
Goldman Sachs Asia Equity Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs International Small Cap Fund
Goldman Sachs Japanese Equity Fund
Goldman Sachs Concentrated International Equity Fund
Supplement dated June 12, 2007 to the
Prospectus dated December 29, 2006

Goldman Sachs Structured Equity Funds

Class A, B and C Shares of
Goldman Sachs Structured Small Cap Value Fund
Goldman Sachs Structured Small Cap Growth Fund
Supplement dated June 12, 2007 to the
Prospectus dated January 19, 2007

Goldman Sachs International Equity Funds

Class A, B and C Shares of
Goldman Sachs Strategic International Equity Fund
Supplement dated June 12, 2007 to the
Prospectus dated January 19, 2007

Goldman Sachs Municipal Fixed Income Funds

Class A, B and C Shares of
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs California AMT-Free Municipal Fund
Goldman Sachs New York AMT-Free Municipal Fund
Goldman Sachs Municipal Income Fund
Goldman Sachs High Yield Municipal Fund
Supplement dated June 12, 2007 to the
Prospectus dated February 28, 2007

Goldman Sachs Single/ Multi-Sector Taxable Fixed Income Funds

Class A, B, C, Institutional and Service Shares of
Goldman Sachs Government Income Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Global Income Fund
Goldman Sachs High Yield Fund
Goldman Sachs Core Plus Fixed Income Fund
Supplement dated June 12, 2007 to the
Prospectus dated February 28, 2007

Goldman Sachs Short Duration Taxable Fixed Income Funds

Class A, B and C Shares of
Goldman Sachs Enhanced Income Fund
Goldman Sachs Short Duration Government Fund
Supplement dated June 12, 2007 to the
Prospectus dated February 28, 2007

Goldman Sachs Asset Allocation Portfolios

Class A, B and C Shares of
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Strategy Portfolio
Goldman Sachs Equity Growth Strategy Portfolio
Supplement dated June 12, 2007 to the
Prospectus dated April 30, 2007

Goldman Sachs Specialty Funds

Class A, B and C Shares of
Goldman Sachs Tollkeeper Fund
Goldman Sachs Structured Tax-Managed Equity Fund
Goldman Sachs Real Estate Securities Fund
Supplement dated June 12, 2007 to the
Prospectus dated April 30, 2007

Goldman Sachs Institutional Liquid Assets

ILA Service, Class B and Class C Shares of
Goldman Sachs Institutional Liquid Assets Prime Obligations Portfolio
Supplement dated June 12, 2007 to the
Prospectus dated April 30, 2007

      Each Class A, B and C Shares Prospectus (and the ILA Service, Class B and Class C Shares Prospectus for the Institutional Liquid Assets Prime Obligations Portfolio) is amended by this Supplement to reflect that the Class B Shares of all of the Goldman Sachs Funds automatically convert into Class A Shares (or, in the case of the Institutional Liquid Assets Prime Obligations Portfolio, Service Shares) of the same fund on or about the fifteenth day of the last month of the calendar quarter that is eight years after the purchase date. Accordingly, the Prospectus is hereby revised as follows:

      The first sentence under “What Should I Know About The Automatic Conversion Of Class B Shares?” in the section of each Class A, B and C Shares Prospectus titled “Shareholder Guide” is deleted in its entirety and replaced with the following:

      Class B Shares of a Fund will automatically convert into Class A Shares of the same Fund on or about the fifteenth day of the last month of the calendar quarter that is eight years after the purchase date.

      In the ILA Service, Class B and Class C Shares Prospectus for the Institutional Liquid Assets Prime Obligations Portfolio, the first sentence under “What Should I Know About The Automatic Conversion Of Class B Shares?” in the section titled “Shareholder Guide” is deleted in its entirety and replaced with the following:

      Class B Shares of the Prime Obligations Portfolio will automatically convert into Service Shares of the Prime Obligations Portfolio on or about the fifteenth day of the last month of the calendar quarter that is eight years after the purchase date.

Goldman Sachs Core Plus Fixed Income Fund, on behalf of all of its Classes

      In addition, Goldman Sachs Core Plus Fixed Income Fund will no longer make investments in affiliated funds. Accordingly, this Supplement updates the disclosure contained in the Goldman Sachs Single/ Multi-Sector Taxable Fixed Income Funds Prospectuses as follows:

      In the “Principal Investment Strategies” section, the first full paragraph on page 19 of the Class A, B and C Prospectus, page 19 of the Institutional Prospectus, and page 13 of the Service Prospectus is deleted in its entirety.

      The “Principal Risks of the Funds” chart on page 25 of the Class A, B and C Prospectus, page 25 of the Institutional Prospectus, and page 19 of the Service Prospectus is revised by replacing “●” in the Core Plus Fixed Income Fund column and Underlying Funds row with “— ”.

      The “Principal Risks of the Funds” section on pages 29-30 of the Class A, B and C Prospectus, pages 29-30 of the Institutional Shares Prospectus, and pages 23-24 of the Service Shares Prospectus is revised by deleting the following paragraphs in their entirety: Investing in the Underlying Funds, Investments of the Underlying Funds, Affiliated Persons and Expenses.

      The section titled “Description of the Underlying Funds” on page 31 of the Class A, B and C Prospectus, page 31 of the Institutional Shares Prospectus, and page 25 of the Service Shares Prospectus is deleted in its entirety.

Goldman Sachs Global Income Fund, on behalf of all of its Classes

      In addition, the Goldman Sachs Global Income Fund prospectuses are amended to reflect that the correct ticker symbol for the Goldman Sachs Global Income Fund Class A Shares is GSGIX, for Class B Shares it is GSLBX, for Class C Shares it is GSLCX, for Service Shares it is GGISX, and for Institutional Shares it is GSGLX.

      The Class A, B and C Shares ticker symbols appearing in the Goldman Sachs Global Income Fund’s “Fund Facts” table on page 12 are deleted and replaced with “Class A: GSGIX,” “Class B: GSLBX,” and “Class C: GSLCX.”

      The Service Shares ticker symbol appearing in the Goldman Sachs Global Income Fund’s “Fund Facts” table on page 8 is deleted and replaced with “GGISX.”

      The Institutional Shares ticker symbol appearing in the Goldman Sachs Global Income Fund’s “Fund Facts” table on page 12 is deleted and replaced with “GSGLX.”

This Supplement should be retained with the Prospectus

for future reference.

BCLSSTK 6-07